RECLAMATION PROVISION (Details) (USD $)			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Goldex mine
Environmental remediation liability
Environmental remediation			$ 1,900,000
Environmental remediation liability			12,400,000
Environmental remediation liability, current	$ 1,855,000	$ 3,452,000	$ 800,000